INTEREST- BEARING BANK BORROWINGS (SECURED) (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST- BEARING BANK BORROWINGS (SECURED)
Schedule of information about borrowings

As of December 31,
	2019	2018
	RMB’000	RMB’000
Short-term bank borrowings - repayable within one year – shown under current liabilities	—	—
Long-term bank borrowings - repayable more than one year but not more than 5 years - shown under non-current liabilities	—	—
	—	—

Schedule of bank borrowings denominated in currencies	Bank borrowings are denominated in the following currencies:

As of December 31,
	2019	2018
	RMB’000	RMB’000
Renminbi	—	—
US dollars	—	—
	—	—

Schedule of information about the borrowings and interest rate

The exposure of the Company’s loans is as follows:

As of December 31,
	2019		2018
	Effective		Effective
	interest rates %	RMB’000	interest rates %	RMB’000
Fixed rate borrowings:		—		—
Variable rate borrowings:	—%	—	—%	—
	—	—	—	—

Schedule of undrawn bank borrowings facilities	As of the end of the reporting periods, the Company has the following undrawn bank borrowing facilities:

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Variable-rate - expiring within one year	—	—